Lease Exit Costs and Properties Held for Sale - Schedule of Lease Exit Cost Reserves (Details) - Contract termination - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Restructuring Reserve [Roll Forward]
Beginning balance	$ 44.4	$ 49.7
Additions	32.7	14.7
Payments	(17.9)	(15.8)
Disposals	(1.0)	(4.2)
Ending balance	$ 58.2	$ 44.4